DEBT (Details)	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 258,542
2018	15,208
Total equipment lease financing payments	273,750
Current equipment lease financing payments	258,542
Less: Amount representing interest	(6,911)
Current equipment lease financing, net	251,631
Long-term equipment lease financing payments	15,208
Less: Amount representing interest	(368)
Long-term equipment lease financing, net	$ 14,840